EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.06

Schedule 5. Digital Risk Summary Report

Report Pulled:	6/1/2026
Loan Count:	720 / 750
Fields Reviewed	Discrepancy Count	Percentage
Amortization Term in Months	21	2.92%
Appraised Value	26	3.61%
CLTV	15	2.08%
Debt Service Coverage Ratio	265	36.81%
First Payment Due Date	14	1.94%
Loan Purpose	6	0.83%
LTV	30	4.17%
Maturity Date	30	4.17%
Original Interest Rate	1	0.14%
Original Loan Amount	2	0.28%
Original Qualifying FICO Score	7	0.97%
Origination/Note Date	23	3.19%
Originator Back-End DTI	33	4.58%
Property Type	32	4.27%
Sales Price	1	0.14%
Subject Zipcode	3	0.40%
The Original Principal and Interest Payment Amount (or Original IO payment)	4	0.56%